PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Schedule of Components of Net Periodic Benefit Costs (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit costs (credits)	$ (2)	$ (1)	$ (37)	$ (12)	$ 10
Pension | First Energy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	33	33	131	140	139
Interest cost	87	93	374	398	428
Expected return on plan assets	(115)	(115)	(461)	(530)	(570)
Amortization of prior service costs (credits)			1	2	2
Special termination benefits			0	0	21
Pension & OPEB mark-to-market adjustments			(231)	66	108
Net periodic benefit costs (credits)	5	11	(186)	76	128
Net periodic benefit credits, net of amounts capitalized	(14)	(6)
OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit costs (credits)	(4)	(4)	(28)	(27)	(29)
OPEB | First Energy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	1	2	3	2
Interest cost	4	5	20	20	21
Expected return on plan assets	(10)	(10)	(38)	(35)	(31)
Amortization of prior service costs (credits)			(1)	(1)	(8)
Special termination benefits			0	0	8
Pension & OPEB mark-to-market adjustments			(22)	(44)	(30)
Net periodic benefit costs (credits)	(5)	(4)	$ (39)	$ (57)	$ (38)
Net periodic benefit credits, net of amounts capitalized	$ (6)	$ (4)